SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 002-96924

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant's Telephone Number — (360) 734-9900

Date of fiscal year end: May 31, 2011
Date of reporting period: November 30, 2010

Item 1. Semi-Annual Report

Amana Mutual Funds Trust

Semi-Annual Report

November 30, 2010

1300 North State Street
Bellingham, WA 98225
www.amanafunds.com
888 / 73-AMANA

Performance Summary (as of December 31, 2010):

Average Annual Returns (before any taxes paid by shareowners)
	1 year	3 years	5 years	10 years	Expense Ratio¹
Amana Income Fund	12.21%	1.98%	7.97%	6.66%	1.26%
Amana Growth Fund	15.92%	2.58%	6.94%	5.86%	1.21%
Amana Developing World Fund	5.63%	n/a	n/a	n/a	1.59%

Morningstar™ Ratings²	Overall	1 year	3 years	5 years	10 years
Amana Income Fund — "Large Value" category
Morningstar Rating™	* * * * *	n/a	* * * * *	* * * * *	* * * * *
% Rank in category	n/a	68	3	1	2
Funds in category	1,120	1,240	1,120	956	502
Amana Growth Fund — "Large Growth" category
Morningstar Rating™	* * * * *	n/a	* * * * *	* * * * *	* * * * *
% Rank in category	n/a	45	6	4	1
Funds in category	1,504	1,718	1,504	1,286	787

Lipper Quintile Rankings³	1 year	3 years	5 years	10 years
Amana Income Fund — "Equity Income" category
Quintile Rank	5th	1st	1st	1st
Absolute Rank / Funds in category	231/281	20/243	4/198	6/107
Amana Growth Fund — "Multi-Cap Growth" category
Quintile Rank	4th	1st	1st	1st
Absolute Rank / Funds in category	303/433	44/359	26/298	7/202

Performance data quoted in this report represents past performance, is before any taxes payable by shareowners, and is no guarantee of future results. Current performance may be higher or lower than that stated herein. Performance current to the most recent month-end can be obtained by calling toll-free 888-73/AMANA or visiting www.amanafunds.com. Total returns are historical and include change in share value and reinvestment of dividends and capital gains, if any, and do not include the potential deduction of a 2% redemption fee on shares held less than 90 calendar days. Share price, yield, and return will vary, and you may have a gain or loss when you sell your shares. The Amana Funds limit the securities they purchase to those consistent with Islamic principles, which limits opportunities and may increase risk.

Please consider an investment's objective, risks, charges and expenses carefully before investing. To obtain a free prospectus that contains this and other important information on the Amana Funds, please call toll-free 888-73/AMANA or visit www.amanafunds.com. Please read the prospectus carefully before investing.

The Amana Developing World Fund began operations September 28, 2009 and is not yet rated by Morningstar or Lipper.

¹ By regulation, expense ratios shown in this table are as of the Funds' most recent prospectus which is dated September 3, 2010 and incorporates results for the fiscal year ending May 31, 2010. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different fiscal periods. Also by regulation, the performance in this table represents the most recent calendar quarter-end performance rather than performance through the Funds' most recent fiscal period. Average annual total returns include changes in principal value, reinvested dividends and capital gain distributions, if any.

² Source: Morningstar December 31, 2010. Morningstar, Inc. is an independent fund performance monitor. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating™ based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating for a fund is derived from a weighted average of performance figures associated with its 3, 5 and 10 year (if applicable) Morningstar Rating metrics.

% Rank in Category: This is the fund's total-return percentile rank for the specified time period relative to all funds that have the same Morningstar category. The highest (or most favorable) percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The top-performing fund in a category will always receive a rank of 1. Percentile ranks within categories are most useful in those categories that have a large number of funds.

³ Source: Lipper Inc., A Reuters Company, December 31, 2010. Lipper Inc. is a nationally recognized organization that ranks performance of mutual funds within a universe of funds that have similar investment objectives. Rankings are based on past performance with capital gains and dividends reinvested.

Fellow Shareowners:

Stock markets moved up during the six months ended November 30, 2010 as the economy made headway toward overcoming 2008's financial crisis. Benefiting from the improvement, for the six-month fiscal period ended November 30, 2010, Amana Income returned 10.81%, Amana Growth returned 11.51%, and Amana Developing World returned 5.51%. General market indicators also reflected the rebound: the S&P 500 Index recovered 9.49% while the Dow Jones Islamic World Index gained 13.87%. Domestic U.S. markets, especially small caps, generally outperformed emerging markets in the latter part of 2010.

The Amana Funds follow Islamic principles, which preclude investments in highly leveraged companies and the banking and financial sectors. We favor companies with low debt levels and strong balance sheets, which generally fare better in distressed times. With the market strengthening in 2010, our cash provided us with the means to cautiously increase our holdings of many attractively priced securities. We did not benefit as financial stocks rallied from their abnormally low prices in 2009.

Top Long-Term Results

Experienced investors know that gains or losses over a short interval tell an incomplete story compared to performance evaluated over a lengthier time span. That's why the recognition that Amana continues to receive for superlative long-term performance is so important to our shareowners.

For the ten year period ended December 31, 2010, Amana Income and Amana Growth were "Lipper Leaders" (in the top 20% of the mutual funds in their respective categories) for Total Return, Consistent Return, and Preservation. The "Leader" ratings are subject to change every month and are calculated using historical total returns and risk-adjusted returns relative to peers. They evidence Amana's commitment to providing both strong investment returns over time and capital preservation.

In addition, both funds received Morningstar's top "five star" ratings every month during the year. Please refer to the preceding page and following page for Amana's December 31 and November 30 longer-term performance data, respectively.

Going Forward

The U.S. economy is clearly improving: unemployment is slowly coming down, construction is bouncing off the bottom, and consumption is gaining. Led by exports, U.S. manufacturing is recovering. Stronger countries are raising interest rates and seeking to prevent bubbles, while central banks in weaker countries are still pushing cash out to the markets. In November, many U.S. political leaders were turned out as worries grow about too much government spending. In the final hours of 2010, investors dodged significant income tax increases that would have drained their capital for future investments in job-creating private businesses. Corporate earnings for 2011 should be even better than 2010, especially if federal income tax rates are lowered in a much needed reform.

As usual, the stock market is leading the economic recovery. This constitutes an excellent time to maintain a long-term commitment to equity investing. And more than ever, we remain committed to our values-based screening process,

Amana's fund assets exceed $3 billion

which establishes an effective set of investment principles. We will continue to invest in companies with histories of solid revenues, earnings, and balance sheets. High-quality dividend-paying companies should perform relatively well.

During the fiscal year ended in May 2010, Amana's assets grew 54%. In the improving markets of the last six months, assets grew another 13% to just over $3 billion. The impact of asset growth on fund expense ratios is twofold. Not only do higher assets help by spreading out fixed expenses, but a fund's advisory fees may also be lowered (for example, to just 0.65% of individual fund assets over $1.5 billion). We are pleased to report a drop in the annualized expense ratio of Amana Growth to 1.16%, Amana Income to 1.22%, and Amana Developing World to 1.56% for the first half of the current fiscal year.

Amana Mutual Funds embody basic principles of sound finance: good governance, transparency, fairness, and risk-sharing. Saturna Capital staff work from offices in Bellingham, Chicago, Reno, and Kuala Lumpur, Malaysia to better serve you. Our board members reside in seven states or provinces across North America. For more information, please visit www.amanafunds.com or call 1-888/73-AMANA.

Respectfully,

Nicholas Kaiser,
President & Portfolio Manager
(graphic omitted)

Talat Othman,
Independent Board Chairman
(graphic omitted)

Semi-Annual Report November 30, 2010	3

Performance Summary (as of November 30, 2010):

As of November 30, 2010, the U.S. mutual fund rating service, Morningstar™, honored Amana by awarding both the Income and Growth Funds their highest rating: * * * * * Overall. The strong performance history of both Funds is also illustrated in their high "% Rank in category" standings. Here are the details¹:

Morningstar™ Ratings	Overall	1 year	3 years	5 years	10 years
Amana Income Fund — "Large Value" category
Morningstar Rating™	* * * * *	n/a	* * * * *	* * * * *	* * * * *
% Rank in category	n/a	35	2	1	4
Funds in category	1,102	1,233	1,102	935	480
Amana Growth Fund — "Large Growth" category
Morningstar Rating™	* * * * *	n/a	* * * * *	* * * * *	* * * * *
% Rank in category	n/a	34	6	3	1
Funds in category	1,503	1,721	1,503	1,282	770

Amana also garnered high marks with Lipper Inc. (A Thomson Reuters Company)²:

Lipper Quintile Rankings	1 year	3 years	5 years	10 years
Amana Income Fund — "Equity Income" category
Quintile Rank	4th	1st	1st	1st
Absolute Rank / Funds in category	169/278	15/238	3/198	10/107
Amana Growth Fund — "Multi-Cap Growth" category
Quintile Rank	4th	1st	1st	1st
Absolute Rank / Funds in category	293/430	52/361	22/298	8/198

Performance data quoted above represents past performance and is no guarantee of future results.

The Amana Developing World Fund began operations September 28, 2009 and is not yet rated by Morningstar or Lipper.

¹ Source: Morningstar November 30, 2010. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating™ based on a Morningstar Risk-Adjusted Return™ measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating™ for a fund is derived from a weighted average of performance figures associated with its 3, 5 and 10 year (if applicable) Morningstar Rating™ metrics.

% Rank in Category: This is the fund's total-return percentile rank for the specified time period relative to all funds that have the same Morningstar category. The highest (or most favorable) percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The top-performing fund in a category will always receive a rank of 1. Percentile ranks within categories are most useful in those categories that have a large number of funds.

² Source: Lipper Inc., A Thomson Reuters Company, November 30, 2010. Lipper Inc. Is a nationally recognized organization that ranks performance of mutual funds within a universe of funds that have similar investment objectives. Quintile Rankings are based on past performance with capital gains and dividends reinvested.

4	Semi-Annual Report November 30, 2010

Amana Income Fund: Performance Summary

Average Annual Returns as of November 30, 2010

	1 year	5 years	10 years	Expense Ratio¹
Amana Income Fund	8.57%	6.96%	6.28%	1.26%
S&P 500 Index	9.94%	0.98%	0.81%	N/A

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged, and expense-free. Conversely, the fund will (1) be actively managed, (2) have an objective other than mirroring the index, such as limiting risk, (3) bear transaction and other operational costs, (4) stand ready to buy and sell its securities to shareowners on a daily basis, and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on November 30, 2000 to an identical amount invested in the S&P 500 Index, a broad-based stock market index. The graph shows that an investment in the Fund would have risen to $18,395 versus $9,000 in the Index.
Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares, nor do they reflect the potential deduction of a 2% redemption fee on shares held less than 90 calendar days.

¹ By regulation, expense ratios shown in this table are as of the Funds' most recent prospectus which is dated September 3, 2010 and incorporates results for the fiscal year ending May 31, 2010. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different fiscal periods.

Fund Objective

The objectives of the Income Fund are current income and preservation of capital, consistent with Islamic principles; current income is its primary objective.

Top Ten Holdings		Industry Allocation
Issue	% of Fund Assets
Nike Class B	2.3%
Procter & Gamble	2.1%
Exxon Mobil	2.1%
Canadian National Railway	1.9%
Honeywell International	1.9%
Parker Hannifin	1.9%
Air Products & Chemicals	1.8%
Rockwell Automation	1.8%
Microsoft	1.8%
General Mills	1.8%
Industry weightings are shown as a percentage of net assets.

Semi-Annual Report November 30, 2010	5

Amana Income Fund: Schedule of Investments

Common Stocks	Symbol	Number of Shares	Cost	Market Value	Percentage of Assets
Aerospace
United Technologies	UTX	250,000	$14,326,611	$18,817,500	1.6%

Automotive
Genuine Parts	GPC	400,000	15,835,680	19,256,000	1.6%

Building
Plum Creek Timber	PCL	50,000	1,595,865	1,802,000	0.2%

Chemicals
Air Products & Chemicals	APD	250,000	16,422,819	21,555,000	1.8%
BASF ADS	BASFY	140,000	5,118,606	10,512,600	0.9%
E.I. du Pont de Nemours	DD	240,000	8,986,091	11,277,600	1.0%
Methanex	MEOH	300,000	5,849,587	8,793,000	0.8%
Praxair	PX	220,000	16,103,769	20,251,000	1.7%
RPM International	RPM	180,000	3,642,493	3,686,400	0.3%
			56,123,365	76,075,600	6.5%

Computer Hardware
Intel	INTC	1,000,000	17,847,285	21,157,500	1.8%
Microchip Technology	MCHP	400,000	10,127,079	13,444,000	1.1%
Taiwan Semiconductor ADS	TSM	1,072,868	10,684,439	11,533,331	1.0%
			38,658,803	46,134,831	3.9%

Computer Software
Microsoft	MSFT	850,000	20,279,045	21,468,875	1.8%

Cosmetics & Toiletries
Procter & Gamble	PG	400,000	23,489,880	24,428,000	2.1%

Diversified Operations
Carlisle Companies	CSL	550,000	16,981,666	20,141,000	1.7%
Honeywell International	HON	450,000	20,022,265	22,369,500	1.9%
Johnson Controls	JCI	500,000	13,108,417	18,220,000	1.5%
PPG Industries	PPG	100,000	4,319,270	7,796,000	0.7%
3M	MMM	200,000	13,704,248	16,796,000	1.4%
			68,135,866	85,322,500	7.2%

Energy
Arch Coal	ACI	650,000	10,358,926	18,980,000	1.6%
Cenovus Energy	CVE	300,000	6,821,573	8,631,000	0.7%
ConocoPhillips	COP	300,000	15,273,173	18,051,000	1.5%
EnCana	ECA	500,000	14,406,364	13,850,000	1.2%
Exxon Mobil	XOM	350,000	23,656,109	24,346,000	2.1%
Total ADS	TOT	300,000	17,012,377	14,631,000	1.3%
			87,528,522	98,489,000	8.4%

Financial
Dun & Bradstreet	DNB	200,000	15,599,260	15,068,000	1.3%

Continued on next page.

The accompanying notes are an integral part of these financial statements.

6	Semi-Annual Report November 30, 2010

Amana Income Fund: Schedule of Investments

Common Stocks	Symbol	Number of Shares	Cost	Market Value	Percentage of Assets
Food Production
General Mills	GIS	600,000	$19,156,589	$21,198,000	1.8%
J.M. Smucker	SJM	250,000	13,340,013	15,812,500	1.3%
Kellogg	K	400,000	19,891,738	19,692,000	1.7%
PepsiCo	PEP	310,000	19,349,526	20,035,300	1.7%
Unilever ADS	UL	252,081	6,570,755	7,048,185	0.6%
			78,308,621	83,785,985	7.1%

Industrial Automation/Robotics
Rockwell Automation	ROK	325,000	15,208,967	21,489,000	1.8%

Instruments — Control
Parker Hannifin	PH	275,000	12,527,667	22,063,250	1.9%

Machinery
Emerson Electric	EMR	350,000	15,444,219	19,274,500	1.6%
Grainger (W.W.)	GWW	150,000	14,706,937	18,739,500	1.6%
			30,151,156	38,014,000	3.2%

Medical
Abbott Laboratories	ABT	350,000	17,540,979	16,278,500	1.4%
AstraZeneca ADS	AZN	450,000	20,147,811	21,118,500	1.8%
Becton, Dickinson & Co.	BDX	210,000	15,293,814	16,365,300	1.4%
Bristol-Myers Squibb	BMY	650,000	15,122,291	16,406,000	1.4%
Eli Lilly	LLY	400,000	16,514,622	13,464,000	1.2%
GlaxoSmithKline ADS	GSK	500,000	19,063,026	19,140,000	1.6%
Johnson & Johnson	JNJ	310,000	19,094,962	19,080,500	1.6%
Medtronic	MDT	150,000	4,451,825	5,029,500	0.4%
Novartis ADR	NVS	350,000	16,876,540	18,693,500	1.6%
Pfizer	PFE	1,096,250	20,041,697	17,868,875	1.5%
			164,147,567	163,444,675	13.9%

Metal Ores
BHP Billiton ADS	BHP	200,000	8,500,672	16,480,000	1.4%
Freeport-McMoran Copper & Gold	FCX	200,000	13,486,801	20,264,000	1.7%
Rio Tinto ADS	RIO	200,000	5,942,999	12,826,000	1.1%
			27,930,472	49,570,000	4.2%

Paper & Paper Products
Kimberly-Clark	KMB	300,000	19,381,392	18,567,000	1.6%

Publishing
McGraw-Hill	MHP	400,000	12,120,062	13,796,000	1.2%
Pearson ADS	PSO	300,000	4,106,896	4,350,000	0.3%
			16,226,958	18,146,000	1.5%

Shoes & Related Apparel
Nike Class B	NKE	310,000	18,670,512	26,700,300	2.3%

Continued on next page.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report November 30, 2010	7

Amana Income Fund: Schedule of Investments

Common Stocks	Symbol	Number of Shares	Cost	Market Value	Percentage of Assets
Soap & Cleaning Preparants
Colgate-Palmolive	CL	200,000	$13,321,051	$15,310,000	1.3%

Steel
Nucor	NUE	140,000	6,408,414	5,283,600	0.5%
Tenaris ADR	TS	110,000	3,439,736	4,683,800	0.4%
United States Steel	X	250,000	9,928,676	12,152,500	1.0%
			19,776,826	22,119,900	1.9%

Telecommunications
AT&T	T	300,000	10,106,726	8,337,000	0.7%
Chunghwa Telecom ADR	CHT	690,818	13,122,815	16,655,622	1.4%
SK Telecom ADR	SKM	200,000	3,548,270	3,596,000	0.3%
Telus	TU	100,000	4,478,065	4,354,000	0.4%
Vodafone Group ADS	VOD	250,000	6,685,242	6,265,000	0.5%
			37,941,118	39,207,622	3.3%

Tools
Illinois Tool Works	ITW	400,000	17,697,548	19,052,000	1.6%
Regal-Beloit	RBC	100,000	4,068,804	6,100,000	0.5%
Stanley Black & Decker	SWK	54,825	3,746,684	3,263,732	0.3%
			25,513,036	28,415,732	2.4%

Transportation
Canadian National Railway	CNI	350,000	16,700,299	22,382,500	1.9%
Canadian Pacific Railway	CP	90,000	4,930,334	5,759,100	0.5%
United Parcel Service Class B	UPS	300,000	19,152,084	21,039,000	1.8%
			40,782,717	49,180,600	4.2%

Utilities
E.ON ADS	EONGY	300,000	11,860,343	8,661,000	0.7%
Energen	EGN	300,000	12,150,726	13,071,000	1.1%
Enersis ADS	ENI	200,000	4,040,000	4,758,000	0.4%
National Fuel Gas	NFG	130,000	5,585,953	8,236,800	0.7%
NextEra Energy	NEE	150,000	8,001,732	7,593,000	0.6%
Piedmont Natural Gas	PNY	60,000	1,117,404	1,774,800	0.2%
Sempra Energy	SRE	40,000	1,451,126	2,003,600	0.2%
Telstra ADR	TLSYY	100,000	1,761,032	1,355,000	0.1%
			45,968,316	47,453,200	4.0%

Total investments			$907,429,273	1,050,329,570	89.2%
Other assets (net of liabilities)				127,099,747	10.8%
Total net assets				$1,177,429,317	100.0%
ADS: American Depositary Share ADR: American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

8	Semi-Annual Report November 30, 2010

Amana Income Fund

Statement of Assets and Liabilities
As of November 30, 2010

Assets
Investments in securities, at value (Cost $907,429,273)	$1,050,329,570
Cash	123,124,961
Dividends	3,932,881
Receivable for Fund shares sold	1,766,287
Prepaid printing and postage	41,897
Prepaid filing and registration	12,647
Insurance reserve premium	2,529
Total assets		1,179,210,772
Liabilities
Payable to affiliates	1,181,707
Payable for Fund shares redeemed	556,939
Accrued expenses	42,809
Total liabilities		1,781,455
Net Assets		$1,177,429,317

Analysis of Net Assets
Paid-in capital (unlimited shares authorized, without par value)	$1,040,115,012
Undistributed net investment income	8,217,282
Accumulated net realized loss	(13,803,274)
Unrealized net appreciation on investments	142,900,297
Net assets applicable to Fund shares outstanding		$1,177,429,317

Fund shares outstanding		38,949,336

Net asset value, offering and redemption price per share		$30.23

Statement of Operations
Period ended November 30, 2010

Investment income
Dividends/Income (net of foreign taxes of $452,506)	$14,625,930
Miscellaneous income	590
Gross investment income		14,626,520
Expenses
Investment adviser fees	4,946,894
Distribution fees	1,398,279
Shareowner servicing fees	299,005
Custodian fees	27,929
Printing and postage	26,375
Professional fees	22,110
Filing and registration fees	19,700
Other expenses	15,580
Chief Compliance Officer expenses	8,960
Trustee fees	5,335
Total gross expenses	6,770,167
Less custodian fees credits	(27,929)
Net expenses		6,742,238
Net investment income		$7,884,282

Net realized loss from investments and foreign currency		$(5,228,070)
Net increase in unrealized appreciation on investments		111,470,334
Net gain on investments		$106,242,264

Net increase in net assets resulting from operations		$114,126,546

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report November 30, 2010	9

Amana Income Fund

Statements of Changes in Net Assets	Period ended November 30, 2010	Year ended May 31, 2010
Increase (decrease) in net assets from operations:
From operations
Net investment income	$7,884,282	$12,862,196
Net realized gain (loss) on investments	(5,228,070)	2,016,366
Net increase in unrealized appreciation	111,470,334	84,671,605
Net increase in net assets	114,126,546	99,550,167
Distributions to shareholders from
Net investment income	-	(12,949,029)
Total distributions	-	(12,949,029)
Capital share transactions
Proceeds from sales of shares	153,628,285	564,259,240
Value of shares issued in reinvestment of dividends	-	12,487,411
Early redemption fees retained	87,618	141,664
Cost of shares redeemed	(158,267,118)	(287,047,497)
Net increase (decrease) in net assets	(4,551,215)	289,840,818
Total increase in net assets	109,575,331	376,441,956

Net assets
Beginning of period	1,067,853,986	691,412,030
End of period	1,177,429,317	1,067,853,986

Undistributed net investment income	$8,217,282	$333,000

Shares of the Fund sold and redeemed
Number of shares sold	5,346,622	20,574,610
Number of shares issued in reinvestment of dividends	-	447,553
Number of shares redeemed	(5,545,734)	(10,357,568)
Net increase (decrease) in number of shares outstanding	(199,112)	10,664,595

Financial Highlights	Period ended	For year ended May 31,
Selected data per share of outstanding capital stock throughout each period:	Nov. 30, 2010	2010	2009	2008	2007	2006
Net asset value at beginning of period	$27.28	$24.27	$31.49	$30.99	$25.46	$21.42
Income from investment operations
Net investment income	0.20	0.35	0.34¹	0.22¹	0.26¹	0.32¹
Net gains (losses) on securities (both realized and unrealized)	2.75	3.01	(7.28)	0.89	5.87	4.18
Total from investment operations	2.95	3.36	(6.94)	1.11	6.13	4.50
Less distributions
Dividends (from net investment income)	-	(0.35)	(0.28)	(0.18)	(0.20)	(0.29)
Distributions (from capital gains)	-	-	(0.01)	(0.43)	(0.41)	(0.17)
Total distributions	-	(0.35)	(0.29)	(0.61)	(0.61)	(0.46)
Paid-in capital from early redemption fees	0.00²	0.00²	0.01	0.00²	0.01	0.00²

Net asset value at end of period	$30.23	$27.28	$24.27	$31.49	$30.99	$25.46

Total Return	10.81%	13.80%	(22.01)%	3.61%	24.31%	21.17%

Ratios / supplemental data
Net assets ($000), end of period	$1,177,429	$1,067,854	$691,412	$493,916	$233,761	$74,606
Ratio of expenses to average net assets
Before custodian fee credits	0.61%	1.26%	1.33%	1.33%	1.38%	1.50%
After custodian fee credits	0.60%	1.25%	1.32%	1.32%	1.37%	1.49%
Ratio of net investment income after custodian fee credits to average net assets	0.71%	1.33%	1.39%	0.71%	0.95%	1.34%
Portfolio turnover rate	1%	5%	6%	2%	14%	10%
¹Calculated using average shares outstanding	²Amount is less than $0.01

The accompanying notes are an integral part of these financial statements.

10	Semi-Annual Report November 30, 2010

Amana Growth Fund: Performance Summary

Average Annual Returns as of November 30, 2010

	1 Year	5 Year	10 Year	Expense Ratio¹
Amana Growth Fund	14.32%	6.22%	5.52%	1.21%
Russell 2000 Index	26.99%	2.81%	6.44%	N/A

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged, and expense-free. Conversely, the fund will (1) be actively managed, (2) have an objective other than mirroring the index, such as limiting risk, (3) bear transaction and other operational costs, (4) stand ready to buy and sell its securities to shareowners on a daily basis, and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on November 30, 2000 to an identical amount invested in the Russell 2000 Index, a broad-based stock market index. The graph shows that an investment in the Fund would have risen to $17,116 versus $16,319 in the Index.

Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares, nor do they reflect the potential deduction of a 2% redemption fee on shares held less than 90 calendar days.

¹ By regulation, expense ratios shown in this table are as of the Funds' most recent prospectus which is dated September 3, 2010 and incorporates results for the fiscal year ending May 31, 2010. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different fiscal periods.

Fund Objective

The primary objective of the Growth Fund is long-term capital growth consistent with Islamic principles.

Top Ten Holdings		Industry Allocation
Issue	% of Fund Assets
Apple	3.4%
Akamai Technologies	2.9%
Coach	2.6%
Intuit	2.2%
Potash Corp. of Saskatchewan	2.2%
Humana	2.0%
Hewlett-Packard	2.0%
Qualcomm	1.9%
Amazon.com	1.9%
Best Buy	1.9%
Industry weightings are shown as a percentage of net assets.

Semi-Annual Report November 30, 2010	11

Amana Growth Fund: Schedule of Investments

Common Stocks	Symbol	Number of Shares	Cost	Market Value	Percentage of Assets
Aerospace
Crane	CR	300,000	$10,212,899	$11,244,000	0.6%

Automotive
Gentex	GNTX	350,000	4,970,619	7,346,500	0.4%
Genuine Parts	GPC	125,000	5,729,519	6,017,500	0.3%
			10,700,138	13,364,000	0.7%

Building
Fastenal	FAST	300,000	13,668,571	16,056,000	0.9%
Lowe's Companies	LOW	700,000	16,895,465	15,890,000	0.9%
Ritchie Bros Auctioneers	RBA	200,000	4,434,845	4,004,000	0.2%
			34,998,881	35,950,000	2.0%

Business Services
Convergys¹	CVG	770,000	12,063,213	9,925,300	0.5%
Gartner¹	IT	150,000	2,608,745	4,825,500	0.3%
			14,671,958	14,750,800	0.8%

Chemicals
Potash Corp. of Saskatchewan	POT	275,000	17,356,813	39,531,250	2.2%

Computer Hardware
Apple¹	AAPL	200,000	12,024,718	62,230,000	3.4%
Cree¹	CREE	500,000	12,248,768	32,590,000	1.8%
Hewlett-Packard	HPQ	850,000	33,257,698	35,640,500	2.0%
Intel	INTC	1,300,000	24,521,915	27,504,750	1.5%
International Business Machines	IBM	230,000	23,823,671	32,535,800	1.8%
SanDisk¹	SNDK	370,000	15,992,445	16,502,000	0.9%
Seagate Technology¹	STX	250,000	5,683,020	3,352,500	0.2%
Taiwan Semiconductor ADS	TSM	1,043,297	10,515,303	11,215,443	0.6%
Xilinx	XLNX	500,000	11,418,610	13,565,000	0.7%
			149,486,148	235,135,993	12.9%

Computer Networking
Cisco Systems¹	CSCO	1,100,000	23,112,550	21,076,000	1.1%

Computer Software
Adobe Systems¹	ADBE	750,000	22,146,573	20,850,000	1.2%
Infosys ADS	INFY	450,000	18,617,460	29,767,500	1.6%
Intuit¹	INTU	900,000	27,960,568	40,401,000	2.2%
Oracle	ORCL	1,200,000	24,929,690	32,454,000	1.8%
SAP ADS	SAP	150,000	5,880,480	7,039,500	0.4%
			99,534,771	130,512,000	7.2%

Cosmetics & Toiletries
Estee Lauder	EL	138,297	8,696,008	10,361,211	0.6%

Diversified Operations
Corning	GLW	100,000	1,691,860	1,766,000	0.1%

Continued on next page.

The accompanying notes are an integral part of these financial statements.

12	Semi-Annual Report November 30, 2010

Amana Growth Fund: Schedule of Investments

Common Stocks	Symbol	Number of Shares	Cost	Market Value	Percentage of Assets
Electronics
Agilent Technologies¹	A	900,000	$22,797,417	$31,518,000	1.7%
EMCOR Group¹	EME	700,000	14,885,660	18,760,000	1.0%
Qualcomm	QCOM	750,000	27,638,821	35,115,000	1.9%
Trimble Navigation¹	TRMB	800,000	18,062,314	29,792,000	1.7%
			83,384,212	115,185,000	6.3%

Energy
Cenovus Energy	CVE	500,000	11,367,923	14,385,000	0.8%
Consol Energy	CNX	650,000	25,152,585	27,274,000	1.5%
EnCana	ECA	400,000	9,640,384	11,080,000	0.6%
Noble	NE	750,000	26,277,909	25,440,000	1.4%
Suncor Energy	SU	700,000	25,488,281	23,527,000	1.3%
			97,927,082	101,706,000	5.6%

Food Production
Danone ADS	DANOY	410,674	6,533,458	4,845,953	0.3%
Hansen Natural¹	HANS	500,000	17,532,666	26,610,000	1.4%
PepsiCo	PEP	450,000	26,887,759	29,083,500	1.6%
			50,953,883	60,539,453	3.3%

Internet Content
Akamai Technologies¹	AKAM	1,000,000	21,444,890	52,190,000	2.9%
Google¹	GOOG	45,000	15,742,352	25,006,950	1.4%
			37,187,242	77,196,950	4.3%

Medical
Amgen¹	AMGN	500,000	28,412,421	26,345,000	1.5%
Dentsply International	XRAY	600,000	18,624,875	18,552,000	1.0%
Eli Lilly	LLY	500,000	17,872,910	16,830,000	0.9%
Express Scripts¹	ESRX	500,000	14,750,032	26,045,000	1.4%
Genzyme¹	GENZ	360,000	20,818,741	25,639,200	1.4%
Humana¹	HUM	650,000	24,303,411	36,426,000	2.0%
Johnson & Johnson	JNJ	450,000	27,220,381	27,697,500	1.5%
Novartis ADR	NVS	475,000	20,329,088	25,369,750	1.4%
Novo Nordisk ADS	NVO	200,439	7,665,243	19,927,646	1.1%
Stryker	SYK	200,000	9,697,070	10,018,000	0.6%
VCA Antech¹	WOOF	550,000	16,450,532	12,014,750	0.7%
Zimmer Holdings¹	ZMH	225,000	14,203,045	11,083,500	0.6%
			220,347,749	255,948,346	14.1%

Metal Ores
Anglo American ADR	AAUKY	1,300,000	17,909,723	28,691,000	1.6%
Rio Tinto ADS	RIO	132,000	5,627,595	8,465,160	0.4%
Teck Resources	TCK	400,000	13,453,310	19,800,000	1.1%
			36,990,628	56,956,160	3.1%

Office Equipment
Canon ADS	CAJ	500,000	20,338,107	23,530,000	1.3%
Staples	SPLS	400,000	9,422,170	8,804,000	0.5%
			29,760,277	32,334,000	1.8%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report November 30, 2010	13

Amana Growth Fund: Schedule of Investments

Common Stocks	Symbol	Number of Shares	Cost	Market Value	Percentage of Assets
Continued on next page.
Publishing
John Wiley & Sons Class A	JW/A	100,000	$3,474,490	$4,150,000	0.2%
McGraw-Hill	MHP	320,000	14,146,827	11,036,800	0.6%
			17,621,317	15,186,800	0.8%

Retail
Amazon.com¹	AMZN	200,000	16,562,781	35,080,000	1.9%
American Eagle Outfitters	AEO	1,100,000	18,726,935	18,150,000	1.0%
Bed Bath & Beyond¹	BBBY	250,000	9,734,534	10,935,000	0.6%
Best Buy	BBY	800,000	33,456,947	34,176,000	1.9%
Coach	COH	850,000	27,371,900	48,059,000	2.6%
PetSmart	PETM	600,000	14,279,974	22,716,000	1.3%
TJX Companies	TJX	600,000	25,691,300	27,366,000	1.5%
			145,824,371	196,482,000	10.8%

Soap & Cleaning Preparants
Church & Dwight	CHD	150,000	10,053,730	9,787,500	0.5%
Clorox	CLX	375,000	21,791,092	23,178,750	1.3%
			31,844,822	32,966,250	1.8%

Telecommunications
America Movil ADS	AMX	550,000	22,023,320	31,053,000	1.7%
China Mobile ADS	CHL	500,000	24,224,945	24,925,000	1.4%
Harris	HRS	700,000	25,887,425	30,968,000	1.7%
Rogers Communications	RCI	200,000	7,766,973	7,084,000	0.4%
Turkcell Iletisim Hizmetleri ADR	TKC	200,000	2,556,280	3,408,000	0.2%
			82,458,943	97,438,000	5.4%

Tools
Lincoln Electric Holdings	LECO	200,000	9,423,094	12,332,000	0.7%
Regal-Beloit	RBC	145,000	6,547,413	8,845,000	0.5%
			15,970,507	21,177,000	1.2%

Toys/Games
JAKKS Pacific¹	JAKK	200,000	2,559,408	3,850,000	0.2%

Transportation
Canadian Pacific Railway	CP	175,000	10,657,415	11,198,250	0.6%
LAN Airlines ADS	LFL	500,000	5,165,338	15,385,000	0.8%
Norfolk Southern	NSC	350,000	16,724,083	21,059,500	1.2%
United Parcel Service Class B	UPS	400,000	26,417,293	28,052,000	1.5%
			58,964,129	75,694,750	4.1%

Total investments			$1,282,256,596	1,656,351,963	91.0%
Other assets (net of liabilities)				163,646,568	9.0%
Total net assets				$1,819,998,531	100.0%
¹Non-Income producing security ADS: American Depositary Share ADR: American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

14	Semi-Annual Report November 30, 2010

Amana Growth Fund

Statement of Assets and Liabilities
As of November 30, 2010

Assets
Investments in securities, at value (Cost $1,282,256,596)	$1,656,351,963
Cash	161,546,011
Receivable for Fund shares sold	2,662,186
Dividends	2,262,859
Prepaid printing and postage	58,644
Prepaid filing and registration	18,719
Total assets		1,822,900,382
Liabilities
Payable to affiliates	1,710,236
Payable for Fund shares redeemed	1,132,797
Accrued expenses	58,608
Unrealized loss on foreign exchange	210
Total liabilities		2,901,851
Net assets		$1,819,998,531

Analysis of Net Assets
Paid-in capital (unlimited shares authorized, without par value)	$1,465,626,653
Undistributed net investment income	107,586
Accumulated net realized loss	(19,830,865)
Unrealized net appreciation on investments and foreign currency	374,095,157
Net assets applicable to Fund shares outstanding		$1,819,998,531

Fund shares outstanding		77,024,595

Net asset value, offering and redemption price per share		$23.63

Statement of Operations
Period ended November 30, 2010

Investment income
Dividends/income (net of foreign taxes of $280,438)	$9,675,881
Miscellaneous income	1,098
Gross investment income		9,676,979
Expenses
Investment adviser fees	6,934,660
Distribution fees	2,088,673
Shareowner servicing fees	456,910
Custodian fees	41,770
Professional fees	35,910
Filing and registration fees	18,570
Chief Compliance Officer expenses	13,695
Printing and postage	12,485
Trustee fees	7,435
Other expenses	1,055
Total gross expenses	9,611,163
Less custodian fees credits	(41,770)
Net expenses		9,569,393
Net investment income		$107,586

Net realized loss from investments and foreign currency		$(6,729,177)
Net increase in unrealized appreciation on investments and foreign currency		188,053,303
Net gain on investments		$181,324,126

Net increase in net assets resulting from operations		$181,431,712

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report November 30, 2010	15

Amana Growth Fund

Statements of Changes in Net Assets	Period ended Nov. 30, 2010	Year ended May 31, 2010
Increase (decrease) in net assets from operations:
From operations
Net investment income (loss)	$107,586	$(725,264)
Net realized gain (loss) on investments	(6,729,177)	2,323,364
Net increase in unrealized appreciation	188,053,303	226,960,920
Net increase in net assets	181,431,712	228,559,020
Distributions to shareholders from
Capital gains distribution	-	-
Total distributions	-	-
Capital share transactions
Proceeds from sales of shares	266,643,673	787,521,344
Value of shares issued in reinvestment of dividends	-	-
Early redemption fees retained	119,343	268,330
Cost of shares redeemed	(224,682,724)	(466,742,858)
Net increase in net assets	42,080,292	321,046,816
Total increase in net assets	223,512,004	549,605,836

Net assets
Beginning of period	1,596,486,527	1,046,880,691
End of period	1,819,998,531	1,596,486,527

Undistributed net investment income	$107,586	$-

Shares of the Fund sold and redeemed
Number of shares sold	11,956,628	39,115,439
Number of shares issued in reinvestment of dividends	-	-
Number of shares redeemed	(10,262,857)	(22,956,459)
Net increase in number of shares outstanding	1,693,771	16,158,980

Financial Highlights	Period ended	For year ended May 31,
Selected data per share of outstanding capital stock throughout each period:	Nov. 30, 2010	2010	2009	2008	2007	2006
Net asset value at beginning of period	$21.19	$17.69	$23.26	$22.80	$18.76	$15.51
Income from investment operations
Net investment income (loss)	-	(0.01)	(0.02)	(0.09)	(0.09)¹	(0.09)¹
Net gains (losses) on securities (both realized and unrealized)	2.44	3.51	(5.48)	0.75	4.13	3.34
Total from investment operations	2.44	3.50	(5.50)	0.66	4.04	3.25
Less distributions
Distributions (from capital gains)	-	-	(0.07)	(0.20)	-	-
Total distributions	-	-	(0.07)	(0.20)	-	-
Paid-in capital from early redemption fees	0.00²	0.00²	0.00²	0.00²	0.00²	0.00²

Net asset value at end of period	$23.63	$21.19	$17.69	$23.26	$22.80	$18.76

Total return	11.51%	19.79%	(23.63)%	2.91%	21.54%	20.95%

Ratios / supplemental data
Net assets ($000), end of period	$1,819,999	$1,596,487	$1,046,881	$758,498	$514,247	$214,809
Ratio of expenses to average net assets
Before custodian fee credits	0.58%	1.21%	1.31%	1.31%	1.36%	1.42%
After custodian fee credits	0.57%	1.20%	1.30%	1.29%	1.36%	1.41%
Ratio of net investment income (loss) after custodian fee credits to average net assets	0.01%	(0.05)%	(0.16)%	(0.39)%	(0.43)%	(0.51)%
Portfolio turnover rate	2%	5%	6%	7%	9%	5%
¹Calculated using average shares outstanding	²Amount is less than $0.01

The accompanying notes are an integral part of these financial statements.

16	Semi-Annual Report November 30, 2010

Amana Developing World Fund: Performance Summary

Average Annual Returns as of November 30, 2010

	1 Year	5 Year	10 Year	Expense Ratio¹
Amana Developing World Fund	4.69%	n/a	n/a	1.59%
MSCI Emerging Markets Index	15.50%	12.65%	15.06%	N/A

Growth of $10,000

The Amana Developing World Fund commenced operations September 28, 2009.	Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged, and expense-free. Conversely, the fund will (1) be actively managed, (2) have an objective other than mirroring the index, such as limiting risk, (3) bear transaction and other operational costs, (4) stand ready to buy and sell its securities to shareowners on a daily basis, and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on September 28, 2009 to an identical amount invested in the MSCI Emerging Markets Index, a broad-based international equity index. The graph shows that an investment in the Fund would have risen to $10,720 versus $11,780 in the Index.

Past performance does not guarantee future results. The "Growth of $10,000" graph assumes the reinvestment of dividends and capital gains. It does not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares, nor do they reflect the potential deduction of a 2% redemption fee on shares held less than 90 calendar days.

¹ By regulation, expense ratios shown in this table are as of the Funds' most recent prospectus which is dated September 3, 2010 and incorporates results for the fiscal year ending May 31, 2010. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different fiscal periods.

Fund Objective

The primary objective of the Developing World Fund is long-term capital growth consistent with Islamic principles.

Top Ten Holdings		Industry Allocation
Issue	% of Fund Assets
LAN Airlines ADS	2.6%
Baidu.com ADR	1.6%
PT Semen Gresik	1.5%
Dr. Reddy's Laboratories ADR	1.5%
Alamos Gold	1.5%
Mead Johnson Nutrition- A	1.4%
MTN Group	1.3%
Infosys ADS	1.3%
Telekomunikasi Indonesia ADS	1.2%
Colgate-Palmolive	1.2%
Industry weightings are shown as a percentage of net assets.

Semi-Annual Report November 30, 2010	17

Amana Developing World Fund: Schedule of Investments

	Symbol	Number of Shares	Cost	Market Value	Country	Percentage of Assets
Agricultural Operations
IOI	IOI MK	75,000	$123,055	$137,280	Malaysia	1.0%

Banks — Islamic
Asya Katilim Bankasi	ASYAB TI	60,000	131,755	124,700	Turkey	1.0%

Building
Desarrolladora Homex ADR¹	HXM	800	30,394	26,920	Mexico	0.2%
PT Semen Gresik	SMGR IJ	200,000	176,538	203,531	Indonesia	1.5%
			206,932	230,451		1.7%

Business Services
Genpact Limited¹	G	8,000	112,679	111,360	India	0.8%

Chemicals Specialty
China Green Agriculture¹	CGA	3,000	45,824	25,410	China	0.2%

Computer Hardware
Western Digital¹	WDC	3,000	108,307	100,500	Thailand	0.8%

Computer Software
Infosys ADS	INFY	2,500	133,641	165,375	India	1.3%

Energy
China Natural Gas¹	CHNG	4,000	44,564	20,200	China	0.1%
China Petroleum and Chemical ADR	SNP	800	69,679	74,272	China	0.6%
Petroleo Brasileiro ADR	PBR	1,500	65,841	48,660	Brazil	0.4%
Sasol ADS	SSL	1,000	38,741	44,670	South Africa	0.3%
			218,825	187,802		1.4%

Fertilizers
Quimica y Minera Chile ADS	SQM	900	35,135	45,648	Chile	0.3%

Food Items Wholesale
Mead Johnson Nutrition — A	MJN	3,000	163,170	178,710	United States	1.4%

Housing
MRV Engenharia e Participacoes	MRVE3 BZ	15,000	123,643	148,285	Brazil	1.1%

Internet Content
Baidu.com ADR¹	BIDU	2,000	110,606	210,100	China	1.6%

Medical
Dr. Reddy's Laboratories ADR	RDY	5,000	119,110	194,900	India	1.5%
Kalbe Farma PT	KLBF IJ	200,000	75,523	77,377	Indonesia	0.6%
KPJ Healthcare	KPJ MK	100,000	112,309	119,276	Malaysia	0.9%
Mindray Medical International	MR	1,500	51,965	39,375	China	0.3%
			358,907	430,928		3.3%

Metal Ores
Alamos Gold	AGI CN	10,000	148,262	192,197	Mexico	1.5%
Anglo American ADR	AAUKY	5,000	86,680	110,350	South Africa	0.8%
Impala Platinum ADS	IMPUY	4,000	111,415	114,200	South Africa	0.9%
Southern Copper	SCCO	2,000	60,155	83,860	Peru	0.6%

Continued on next page.

The accompanying notes are an integral part of these financial statements.

18	Semi-Annual Report November 30, 2010

Amana Developing World Fund: Schedule of Investments

	Symbol	Number of Shares	Cost	Market Value	Country	Percentage of Assets
Metal Ores (continued)
Sterlite Industries ADR	SLT	2,000	$31,380	$28,340	India	0.2%
Tenaris ADR	TS	3,000	112,552	127,740	Argentina	1.0%
Vale ADR	VALE	3,500	87,901	110,880	Brazil	0.8%
			638,345	767,567		5.8%

Retail
MercadoLibre¹	MELI	2,200	104,362	139,964	Brazil	1.1%

Soap & Cleaning Preparants
Colgate-Palmolive	CL	2,000	160,083	153,100	United States	1.2%

Telecommunications
America Movil ADS	AMX	2,000	91,022	112,920	Mexico	0.9%
China Mobile ADS	CHL	2,500	121,403	124,625	China	0.9%
Millicom International Cellular	MICC	1,500	127,350	130,170	Luxembourg	1.0%
MTN Group	MTN SJ	10,000	162,254	170,864	South Africa	1.3%
Telecomunicacoes de Sao Paulo ADR	TSP	1,200	29,743	28,560	Brazil	0.2%
Telekomunikasi Indonesia ADS	TLK	4,500	154,416	161,955	Indonesia	1.2%
			686,188	729,094		5.5%

Transportation
Companhia de Concessoes Rodoviarias	CCRO3 BZ	5,000	109,917	136,329	Brazil	1.0%
LAN Airlines ADS	LFL	11,000	198,609	338,470	Chile	2.6%
			308,526	474,799		3.6%

Utilities
Companhia Paranaense de Energia-Copel	ELP	5,000	90,684	125,200	Brazil	1.0%
Enersis ADS	ENI	5,000	101,000	118,950	Chile	0.9%
			191,684	244,150		1.9%

Total investments			$3,961,667	4,605,223		35.0%
Other assets (net of liabilities)				8,567,455		65.0%
Total assets				$13,172,678		100.0%
¹Non-Income producing security ADS: American Depositary Share ADR: American Depositary Receipt

Countries
% of Assets
Argentina	1.00%
Brazil	5.60%
Chile	3.80%
China	3.70%
India	3.80%
Indonesia	3.30%
Luxembourg	1.00%
Malaysia	1.90%
Mexico	2.60%
Peru	0.60%
South Africa	3.30%
Thailand	0.80%
Turkey	1.00%
United States	2.60%
Cash and equivalents	65.0%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report November 30, 2010	19

Amana Developing World Fund

Statement of Assets and Liabilities
As of November 30, 2010

Assets
Investments in securities, at value (Cost $3,961,667)	$4,605,223
Cash	8,477,358
Receivable for Fund shares sold	70,630
Receivable for security sales	27,611
Prepaid filing and registration	6,413
Dividends	2,520
Prepaid printing and postage	2,068
Total assets		13,191,823
Liabilities
Payable to affiliates	15,443
Payable for Fund shares redeemed	2,998
Accrued expenses	704
Total liabilities		19,145
Net assets		$13,172,678

Analysis of Net Assets
Paid-in capital (unlimited shares authorized, without par value)	$12,630,226
Undistributed net loss	(49,978)
Accumulated net realized loss	(51,126)
Unrealized net appreciation on investments and foreign currency	643,556
Net assets applicable to Fund shares outstanding		$13,172,678

Fund shares outstanding		1,228,690

Net asset value, offering and redemption price per share		$10.72

Statement of Operations
Period ended Nov. 30, 2010

Investment income
Dividends/Income (net of foreign taxes of $8,330)	$35,111
Miscellaneous income	25
Gross investment income		35,136
Expenses
Investment adviser fees	52,122
Distribution fees	13,717
Filing and registration fees	9,231
Shareowner servicing fees	7,127
Professional fees	1,683
Printing and postage	368
Trustee fees	335
Other expenses	311
Custodian fees	252
Chief Compliance Officer expenses	220
Total gross expenses	85,366
Less custodian fees credits	(252)
Net expenses		85,114
Net investment loss		$(49,978)

Net realized loss from investments and foreign currency		$(47,703)
Net increase in unrealized appreciation on investments and foreign currency		650,312
Net gain on investments		$602,609

Net increase in net assets resulting from operations		$552,631

The accompanying notes are an integral part of these financial statements.

20	Semi-Annual Report November 30, 2010

Amana Developing World Fund

Statements of Changes in Net Assets	Period ended Nov. 30, 2010	Period ended May 31, 2010
Increase (decrease) in net assets from operations:
From operations
Net investment loss	$(49,978)	$(43,989)
Net realized loss on investments	(47,703)	(936)
Net increase (decrease) in unrealized appreciation	650,312	(6,756)
Net increase (decrease) in net assets	552,631	(51,681)
Capital share transactions
Proceeds from sales of shares	4,154,941	9,480,214
Value of shares issued in reinvestment of dividends	-	-
Early redemption fees retained	294	1,281
Cost of shares redeemed	(630,837)	(334,165)
Net increase in net assets	3,524,398	9,147,330
Total increase in net assets	4,077,029	9,095,649

Net assets
Beginning of period	9,095,649	-
End of period	$13,172,678	$9,095,649

Shares of the Fund sold and redeemed
Number of shares sold	393,204	927,806
Number of shares issued in reinvestment of dividends	-	-
Number of shares redeemed	(59,709)	(32,611)
Net increase in number of shares outstanding	333,495	895,195

Financial Highlights	Period Ended Nov. 30,	Period Ended May 31,
Selected data per share of outstanding capital stock throughout each period:	2010	2010
Net asset value at beginning of period	$10.16	$10.00
Income from investment operations
Net investment income (loss)	(0.05)	(0.05)
Net gains (losses) on securities (both realized and unrealized)	0.61	0.21
Total from investment operations	0.56	0.16
Paid-in capital from early redemption fees	0.00²	0.00²

Net asset value at end of period	$10.72	$10.16

Total return	5.51%	1.60%

Ratios / supplemental data
Net assets ($000), end of period	$13,173	$9,096
Ratio of expenses to average net assets
Before custodian fee credits	0.78%	1.59%¹
After custodian fee credits	0.78%	1.58%¹
Ratio of net investment income (loss) after custodian fee credits to average net assets	(0.77)%	(1.14)%¹
Portfolio turnover rate	1%	5%
¹Since Inception date 9/28/09, annualized	²Amount is less than $0.01

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report November 30, 2010	21

Expenses

All mutual funds have operating expenses. As an Amana Mutual Fund shareowner, you incur ongoing costs, including management fees, distribution (or service) 12b-1 fees, and other Fund expenses such as shareowner reports (like this one). Operating expenses, which are deducted from a fund's gross earnings, directly reduce the investment return of a fund. All mutual funds (unlike some other financial investments) only report their results after deduction of operating expenses.

With the Amana Funds, unlike many mutual funds, you do not incur sales charges (loads) on purchase payments, reinvested dividends, or other distributions. You do not incur redemption fees, exchange fees, or fees related to Saturna Individual Retirement Accounts. However, to discourage speculation, you may incur a 2% redemption fee for shares held less than 90 calendar days. You may incur fees related to extra services requested by you for your account, such as a checkbook to use for redemptions or bank wires. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Examples

The following examples are based on an investment of $1,000 invested at the beginning of the semi-annual period and held for six months (June 1, 2010 to November 30, 2010).

Actual Expenses

The first line for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The Funds also charge the following fees for extra services rendered on request, which you may need to add to determine your total expenses: $10 per checkbook, $25 per domestic bank wire, $35 per international bank wire, or overnight courier delivery charges.

Hypothetical Example For Comparison Purposes

The second line for each Fund provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the year. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareowner reports of other mutual funds. You may wish to add other fees that are not included in the expenses shown in the table, such as IRA fees (there are no fees on Saturna Capital IRAs, ESAs, or HSAs with the Amana Funds), and charges for extra services such as check writing and bank wires.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees (note that the Amana Funds do not have any such transactional costs, with the exception of the 2% redemption fee on shares held less than 90 calendar days). Therefore, the "Hypothetical" line of each fund is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

	Beginning Account Value [June 1, 2010]	Ending Account Value [November 30, 2010]	Expenses Paid During Period	Annualized Expense Ratio
Income Fund
Actual	$1,000.00	$1,108.10	$6.45	1.22%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.95	$6.17	1.22%

Growth Fund
Actual	$1,000.00	$1,115.10	$6.15	1.16%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.25	$5.87	1.16%

Developing World Fund
Actual	$1,000.00	$1,055.10	$8.04	1.56%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.25	$7.89	1.56%

Expenses are equal to annualized expense ratios indicated above (based on the most recent semi-annual period of June 1, 2010 through November 30, 2010), multiplied by the average account value over the period, multiplied by 183/365 to reflect the semi-annual period.

22	Semi-Annual Report November 30, 2010

Notes To Financial Statements

Note 1 — Organization

Amana Mutual Funds Trust (the "Trust") was established under Indiana law as a Business Trust on July 26, 1984. The Trust is registered as a no-load, open-end, diversified series management investment company under the Investment Company Act of 1940, as amended. The Trust restricts its investments to those acceptable to Muslims by investing in accordance with Islamic principles. Three portfolio series have been created. The Income Fund was first authorized to sell shares of beneficial interest to the public on June 23, 1986. The investment objective of the Income Fund is current income and preservation of capital. The Growth Fund began operations on February 3, 1994. The investment objective of the Growth Fund is long-term capital growth. The Developing World Fund began operations on September 28, 2009. The investment objective of the Developing World Fund is long-term capital growth.

Note 2 — Unaudited Information

The information in this interim report has not been subject to independent audit.

Note 3 — Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds.

Security valuation:

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close and before the determination of the Funds' share prices may have a material effect on the values of some or all of the Funds' foreign securities. To account for this, the Funds may use independent pricing services for valuation of their non-U.S. securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Foreign currency:

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Share valuation:

The net asset value ("NAV") per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds' shares are not priced or traded on days the NYSE is closed. The NAV is the offering and redemption price per share.

Fair value measurements:

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 — Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the Funds' investments carried at value:

Funds	Total	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Income Fund
Common Stocks	$1,050,329,570	$1,050,329,570	$-	$-
Total Assets	$1,050,329,570	$1,050,329,570	$-	$-

Growth Fund
Common Stocks	$1,656,351,963	$1,656,351,963	$-	$-
Total Assets	$1,656,351,963	$1,656,351,963	$-	$-

Developing World Fund
Common Stocks	$4,605,223	$3,295,384	$1,309,839	$-
Total Assets	$4,605,223	$3,295,384	$1,309,839	$-

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update "Improving Disclosures about Fair Value Measurements" that requires additional disclosures regarding transfers into and out of Levels 1 and 2; and purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is

Semi-Annual Report November 30, 2010	23

Notes To Financial Statements (continued)

effective for the reporting periods beginning after December 15, 2009. For the period ended November 30, 2010, there were no significant transfers in to or out of Level 1 or 2. The second disclosure is effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the additional requirements will have on its financial statement disclosures.

Derivative instruments and hedging activities:

The Funds have adopted the financial accounting reporting rules required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

During the period ended November 30, 2010, the Funds did not hold any derivative instruments.

Investment concentration:

The fundamental policies of the Funds prohibit earning interest, in accordance with Islamic principles (sharia). Consequently, cash is held in non-interest-bearing deposits with the Funds' custodian or other banks. "Other assets (net of liabilities)" in the Funds' Schedules of Investments primarily represents cash on deposit with the custodian. Cash on deposit will vary widely over time. Accounting standards identify these items as a concentration of credit risk, requiring disclosure regardless of the degree of risk. The risk is managed by careful financial analysis and review of the custodian's operations, resources, and protections available to the Trust. This process includes evaluation of other financial institutions providing investment company custody services.

Federal income taxes:

The Funds intend to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has analyzed the Funds' tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007 — 2009), or expected to be taken in the Funds' 2010 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Dividends and distributions to the shareowners:

Dividends from equity securities and distributions to shareowners, which are determined in accordance with income tax regulations, are recorded as income on the ex-dividend date. Expenses incurred by the Trust on behalf of the Funds (e.g., professional fees) are allocated to the Funds on the basis of relative daily average net assets. Net investment losses may not be utilized to offset net investment income in future periods for tax purposes. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.

Dividends and distributions are payable at the end of December and May. As a result of its investment strategy, the Growth and Developing World Funds do not expect to pay income dividends. Dividends are paid in shares of the Funds, at the net asset value on payable date. Shareowners may elect to take dividends in cash.

Use of estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

Reclassification of capital accounts:

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV. These reclassifications were due to over distribution and a net investment loss.

	Income Fund	Growth Fund	Developing World Fund
Undistributed net income	$-	$725,264	$43,989
Accumulated gains (losses)	$-	$-	$(2,487)
Paid in capital	$-	$(725,264)	$(41,502)

Other:

The Trustees have adopted certain policies and procedures with respect to frequent trading of Fund shares. The Funds are intended for long-term investment and do not permit rapid trading of their shares. To discourage speculation, shares held less than 90 calendar days, including those held in omnibus accounts at intermediaries, may be assessed a 2% early redemption fee (payable to the Fund) when redeemed. These fees are deducted from the redemption proceeds otherwise payable to the shareowner and retained by the Funds as paid-in capital and included in the daily NAV calculation. The Funds cannot always identify all intermediaries, or detect or prevent trading that violates the Frequent Trading Policy through intermediaries or omnibus accounts.

Note 4 — Transactions with Affiliated Persons

Under a contract approved annually by Amana's independent trustees, Saturna Capital Corporation provides investment advisory services and certain other administrative and distribution services and facilities required to conduct Trust business. For such services, each Fund pays an advisory fee of 0.95% on the first $500 million of a fund's average daily net assets, 0.85% on the next $500 million, 0.75% on the next $500 million, and 0.65% on assets over $1.5 billion. For the period ended November 30, 2010, Income Fund, Growth Fund, and Developing World Fund paid advisory fee expenses of $4,946,894; $6,934,660; and $52,122 respectively. Certain officers and one trustee of Amana are also officers and directors of the investment adviser.

Saturna Capital also acts as transfer agent for the Trust, for which it was paid $285,655; $440,850; and $6,020 for the Income, Growth, and Developing World Funds, respectively, for the period ended November 30, 2010.

Saturna Brokerage Services, Inc. ("SBS"), a subsidiary of Saturna Capital Corporation, is registered as a broker-dealer and acts as distributor. The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. The plan provides that the Funds will pay a fee to SBS at an annual rate of up to 0.25% of the average net assets of the Funds. The fee is paid to SBS as reimbursement for expenses incurred for distribution-related activity. For the period ended November 30, 2010, Income Fund, Growth Fund and Developing World Fund paid $1,398,279; $2,088,673; and $13,717 respectively, to SBS. SBS is the primary broker used to effect portfolio transactions for the Trust and currently executes portfolio transactions for the Trust for free (no commissions). Should any change occur in this policy, shareowners would be notified. Transactions effected through other brokers may be subject to a commission payable to that broker.

Saturna Trust Company ("STC"), a subsidiary of Saturna Capital, is registered as a non-bank trustee and acts as shareowner servicing agent for the Funds. For the period ended November 30, 2010, Income Fund, Growth Fund and Developing World Fund paid $13,350; $16,060; and $1,107 respectively, to STC.

Mr. Nicholas Kaiser serves as a trustee and president of the Trust. Also a director and the chairman of Saturna Capital, he is not compensated by the Trust. The Trust paid $51,750 of Trustee compensation.

The officers are paid by Saturna Capital, and not the Trust, except for Mr. James D. Winship, who is partially compensated by the Trust. Regulations require the Trust to designate a Chief Compliance Officer; Mr. Winship was

24	Semi-Annual Report November 30, 2010

Notes To Financial Statements (continued)

retained by the Trust for the period ended November, 2010. For this period, the Income Fund, Growth Fund, and Developing World Fund incurred $8,960; $13,695; and $220 respectively, of expenses for the Chief Compliance Officer. On November 30, 2010, the trustees, officers, and their affiliates as a group owned 0.19% of the Income Fund's, 0.20% of the Growth Fund's, and 8.19% of the Developing World Fund's outstanding shares.

Note 5 — Distributions to Shareowners

The tax characteristics of distributions paid for the fiscal period ending November 30, 2010 and fiscal years ending May 31, 2010, and 2009, were as follows (note: short-term capital gains are considered ordinary income for federal tax purposes):

Income Fund	Nov. 30, 2010	May 31, 2010	May 31, 2009
Ordinary income	$-	$12,949,029	$7,200,088
Long-term capital gain¹	$-	$-	$167,143
	$-	$12,949,029	$7,367,231

Growth Fund	Nov. 30, 2010	May 31, 2010	May 31, 2009
Ordinary income²	$-	$-	$-
Long-term capital gain¹	$-	$-	$2,919,690
	$-	$-	$2,919,690

Developing World Fund	Nov. 30, 2010	May 31, 2010
Ordinary income²	$-	$-
Long-term capital gain¹	$-	$-
	$-	$-

¹ Long-term capital gain dividend designated pursuant to Section 852(b)(3) of the Internal Revenue Code.
² By policy, the Growth and Developing World Funds seek to avoid paying income dividends.

The cost basis of investments for federal income tax purposes at November 30, 2010 were as follows:

	Income Fund	Growth Fund	Developing World Fund
Cost of investments	$907,429,273	$1,282,256,596	$3,961,667
Gross unrealized appreciation	$186,027,571	$434,138,405	$760,458
Gross unrealized depreciation	$43,127,274	$60,043,038	$116,902
Net unrealized appreciation	$142,900,297	$374,095,367	$643,556

As of May 31, 2010, the components of distributable earnings on a tax basis were as follows:

Income Fund
Net tax unrealized appreciation (depreciation)	$31,429,963
Undistributed ordinary income	$333,000
Accumulated net realized loss	$(8,552,968)
Total distributable earnings (loss)	$(8,219,968)
Other accumulated losses	$(22,236)
Total accumulated earnings	$23,187,759

Growth Fund
Net tax unrealized appreciation (depreciation)	$186,041,854
Undistributed ordinary income	$-
Accumulated net realized loss	$(13,101,688)
Total distributable earnings (loss)	$(13,101,688)
Total accumulated earnings	$172,940,166

Developing World Fund
Net tax unrealized appreciation (depreciation)	$(6,756)
Undistributed ordinary income	$-
Accumulated net realized loss	$-
Total distributable earnings (loss)	$-
Other accumulated losses	$(3,423)
Total accumulated earnings	$(10,179)

Note 6 — Federal Income Taxes

At May 31, 2010 the Funds had the following capital loss carryforwards, subject to regulation. Prior to their expiration, such loss carryforwards may be used to offset future net capital gains realized for federal income tax purposes.

	Income Fund	Growth Fund	Developing World Fund
Capital loss carryforwards expiring 2017	$374,968	$5,052,143	$-
Capital loss carryforwards expiring 2018	$8,178,000	$8,049,545	$-
Post-October loss deferral¹	$22,236	$-	$3,423

¹ Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of a fund's next taxable year.

Note 7 — Investments

During the period ended November 30, 2010, the Funds purchased and sold the following amounts of securities.

	Purchases	Sales
Income Fund	$13,740,950	$13,568,283
Growth Fund	$42,194,256	$32,251,480
Developing World Fund	$1,199,051	$41,157

Note 8 — Custodian

Under agreements in place with the Trust's custodian, PFPC Trust Company, custody fees are reduced by credits for cash balances. Such reduction amounted to $27,929 for the Income Fund; $41,770 for the Growth Fund; and $252 for the Developing World Fund, for the period ended November 30, 2010.

Note 9 — Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Semi-Annual Report November 30, 2010	25

Renewal of Investment Advisory Contract

During their meeting of September 17, 2010, Amana's trustees discussed the Trust's various operating agreements. They focused on renewing the Investment Advisory and Administration Agreements of the three Funds of the Trust with Saturna Capital Corporation, discussing the nature, extent, and quality of the services provided by Saturna. The Trustees took into consideration that the Funds of the Trust offer a full range of high-quality investor services, including unique services for Islamic investors, and that there had been not only no reductions in these items during recent economic difficulties, but also enhancements in Saturna's operations during the last year. The Trustees discussed Saturna's experience, ability and commitment to quality service through performing internally such functions as shareowner servicing, administration, retirement plan and trust services, accounting, marketing, and distribution — in addition to investment management.

The Trustees took into consideration Saturna's continued avoidance of significant operational problems, plus its substantial investments in premises, personnel, training and equipment to meet investor needs. They recognized Saturna's efforts to recruit and retain increasingly qualified, experienced and specialized staff and improve the capital base on which Saturna operates, which the Trustees believe is important to the long-term success of any mutual fund, and has been an important factor most recently.

The Trustees found that the long-term investment performance of the Growth and Income Funds, both in absolute numbers and relative to peers, continued to be good in a very difficult and volatile year, reflecting Saturna's cautious investment style. The Trustees found that Saturna managed the Funds so as to be an acceptable investment for Muslims as well as being highly attractive to all kinds of equity investors. They understood the Islamic restrictions increased Saturna's research expenses and obligations.

The Trustees noted, in particular, that the superior performance of both Funds has been recognized by independent advisory organizations. As of August 18, 2010, Lipper's Leader Scorecard ranked Amana Growth in the first quintile of its Multi-Cap Growth category on total return, consistent return, and preservation. Lipper's Scorecard ranked Amana Income in the first quintile of its Equity Income category on total return, preservation and tax efficiency. And as of August 31, 2010 Morningstar continued to give both Funds its top 5-Star rating overall. At their annual ceremony in Dubai, UAE, on April 12, Failaka Advisors gave Amana Income Fund the 2009 Best Global Equity Fund award for the three-year period ended 2009. The new Developing World Fund had not operated long enough to have meaningful performance information to review. The Trustees found such information helpful in establishing expectations regarding Saturna's performance as adviser and whether to continue the advisory contract.

The Trustees reviewed the fees and expenses of the Funds. They found each Fund's expense ratio to be comparable to retail funds in its peer group and to be fair given the size of each Fund, the services provided and expenses incurred by the adviser. They noted that "revenue sharing" (payments from Saturna's own resources) paid to unaffiliated intermediaries help make the Funds widely available and popular with investors, making it Saturna's largest expense in managing the Funds. The Trustees recognized that the Funds' positive performance record had likely contributed to their growth in asset size, which resulted in lower expense ratios due to rising fixed costs being spread over a larger asset base. The Trustees also took note of the costs borne by Saturna in creating and subsidizing operations of the recently created Amana Developing World Fund.

The Trustees reviewed Saturna's financial information and discussed the issue of profitability related to management and administration of the Funds, as well as the reasonability of profitability with respect to each of the Funds as part of their evaluation of whether the fees under the advisory contract bear a reasonable relationship to the mix of services provided by Saturna, including the nature, extent and quality of such services. The Trustees noted the twenty years of constantly growing support for Amana shareowners by Saturna Capital and the value of a financially strong adviser.

The Trustees considered the extent to which advisory fees paid to the Adviser reflect economies of scale. The Trustees noted that as the Funds have grown, the Adviser has twice voluntarily contractually agreed to include additional breakpoints within the Growth and the Income Funds' advisory fee structures. Fee breakpoints not only result in lowering operating expenses of the Funds and lower expense ratios but it also demonstrates that economies of scale are being shared with shareowners.

The Trustees considered the fees charged by Saturna to other kinds of accounts and the different services provided to those accounts, as well as the ways in which Saturna's service and work done for other accounts it manages benefit the Funds.

The Trustees considered potential benefits to Saturna from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading in the Funds' portfolios. In fact, Saturna voluntarily waives brokerage commissions for Fund portfolio trades executed through its affiliated broker at a considerable cost to Saturna, which results in savings to Fund shareowners.

The Trustees concluded that the fees paid by the Funds to Saturna were reasonable in light of the services provided, comparative performance, expense and advisory fee information, costs of services provided and profits to be realized and benefits derived or to be derived by Saturna from its relationship with the Funds. Following this discussion, the Trustees unanimously agreed to renew the Amana Growth, Amana Income, and Amana Developing World Funds' investment Advisory and Administration Agreements.

26	Semi-Annual Report November 30, 2010

Availability of Amana Portfolio Information

(1) The Amana Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.

(2) The Funds' Forms N-Q are available on the SEC's website at www.sec.gov.

(3) The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

(4) The Funds make a complete schedule of portfolio holdings after the end of each month available at www.amanafunds.com.

Availability of Proxy Voting Information

(1) A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (a) without charge, upon request, by calling Saturna Capital at 1-888/73-AMANA; (b) on the Funds' website at www.amanafunds.com; and (c) on the SEC's website at www.sec.gov.

(2) Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (a) without charge, upon request, by calling Saturna Capital at 1-888/73-AMANA; (b) on the Funds' website at www.amanafunds.com; and (c) on the SEC's website at www.sec.gov.

Privacy Statement

At Saturna Capital, we understand the importance of maintaining the privacy of your financial information. We want to assure you that we protect the confidentiality of any personal information that you share with us. In addition, we do not sell information about our current or former customers.

In the course of our relationship, we gather certain nonpublic information about you, including your name, address, investment choices, and account information. We do not disclose your information to unaffiliated third parties unless it is necessary to process a transaction; service your account; deliver your account statements, shareholder reports and other information; or as required by law. When we disclose information to unaffiliated third parties, we require a contract to restrict the companies' use of customer information and from sharing or using it for any purposes other than performing the services for which they were required.

We may share information within the Saturna Capital family of companies in the course of informing you about products or services that may address your investing needs.

We maintain our own technology resources to minimize the need for any third party services, and restrict access to information within Saturna. We maintain physical, electronic, and procedural safeguards to guard your personal information. If you have any questions or concerns about the security or privacy of your information please call us at 1-800/SATURNA (1-800-728-8762)

Householding Policy

To reduce expenses, we may mail only one copy of the Funds' prospectus, each annual and semi-annual report, and proxy statements, when necessary, to those addresses shared by two or more accounts. If you wish to receive individual and/or more copies of these documents, please call us at 888/73-AMANA or write to us at Saturna Capital/Amana Mutual Funds, P.O. Box N, Bellingham, WA 98227. We will begin sending you individual copies thirty days after receiving your request.

If you are currently receiving multiple copies and wish to receive only one copy, please call us at 888/73-AMANA or write to us at Saturna Capital/Amana Mutual Funds, P.O. Box N, Bellingham, WA 98227. We will begin sending you a single copy with subsequent report mailings.

Semi-Annual Report November 30, 2010	27

Amana Mutual Funds Trust began operations in 1986. Saturna Capital Corporation, with extensive experience in mutual funds, invests the Trust's portfolios and handles daily operations under supervision of Amana's Board of Trustees.

1300 N. State Street
Bellingham, WA 98225
1-800/728-8762
Daily prices at 1-888/73-AMANA
www.amanafunds.com

Investment Adviser and Administrator	Saturna Capital Corporation Bellingham, WA
Custodian	PFPC Trust Company Wilmington, DE
Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP Philadelphia, PA
Legal Counsel	K & L Gates LLP Washington, DC

This report is for the information of the shareowners of the Funds. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus.

Item 2. Code of Ethics

Registrant has adopted a code of ethics and is included with this submission as Exhibit (a)(1). It may also be found on Registrant's website at http://www.saturna.com/codeofethics.shtml.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Proposals submitted to a vote by security holders are included as part of the report to shareholders under Item 1 of this Form.

Item 11. Controls and Procedures

(a) Internal control over financial reporting is under the supervision of the principal executive and financial officers. On December 29, 2010, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer) reviewed the internal control procedures for Amana Mutual Funds Trust and found them reasonable and adequate.

(b) No change.

Item 12. Exhibits

Exhibits included with this filing:

(a)(1) Code of Ethics.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/ Nicholas Kaiser, President
Signature and Title

Nicholas Kaiser, President
Printed name and Title

1/28/2011
Date

Pursuant to the requirements of the Securities Exchange Act of 1940, this report has been signed below by the following persons on behald of the registrant and in the capacities indicated.

By:

/s/ Nicholas Kaiser, President
Signature and Title

Nicholas Kaiser, President
Printed name and Title

1/28/2011
Date

By:

/s/ Christopher Fankhauser, Treasurer
Signature and Title

Christopher Fankhauser, Treasurer
Printed name and Title

1/28/2011
Date

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